Income Taxes (Current And Deferred Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Income before income tax expense (benefit)	$ 3,051	$ 2,809
Current income tax expense	108
Deferred income tax expense	957	(4,570)
Income tax (benefit) expense reported	$ 1,065	$ (4,570)